Borrowings - Convertible Bonds (Details) - Convertible bonds $ / shares in Units, $ in Thousands, $ in Millions	Jul. 30, 2024 USD ($)	Jul. 30, 2024 USD ($) $ / shares	Jul. 30, 2024 AUD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued	$ 426,140	$ 426,140	$ 650
Conversion price (in AUD per share) | $ / shares		$ 24.78
Proceeds from issue of bonds, notes and debentures | $	$ 416,324
Borrowings, interest rate (in percent)	2.375%	2.375%	2.375%